Document and Entity Information	12 Months Ended
Apr. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	CALAMOS ADVISORS TRUST/IL
Central Index Key	0001079575
Amendment Flag	false
Document Creation Date	Dec 19, 2012
Document Effective Date	Dec 19, 2012
Prospectus Date	Apr 29, 2012

CALAMOS ® GROWTH AND INCOME PORTFOLIO

Supplement dated December 19, 2012 to the

Prospectus and Statement of Additional Information

dated April 29, 2012 as previously supplement on August 31, 2012

The Principal Investment Strategies Section on Page 4 of the Prospectus shall be replaced in its entirety as follows:

Principal Investment Strategies

The Portfolio invests primarily in a diversified portfolio of convertible (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from five to ten years. The Portfolio’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser attempts to lower market risk by selecting and investing in securities that it believes will exhibit less volatility and will provide greater capital exposure and more consistent returns than the market as a whole

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS ADVISORS TRUST/IL
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
Supplement [Text Block]	cit2_SupplementTextBlock

CALAMOS ® GROWTH AND INCOME PORTFOLIO

Supplement dated December 19, 2012 to the

Prospectus and Statement of Additional Information

dated April 29, 2012 as previously supplement on August 31, 2012

The Principal Investment Strategies Section on Page 4 of the Prospectus shall be replaced in its entirety as follows:

Principal Investment Strategies

The Portfolio invests primarily in a diversified portfolio of convertible (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from five to ten years. The Portfolio’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser attempts to lower market risk by selecting and investing in securities that it believes will exhibit less volatility and will provide greater capital exposure and more consistent returns than the market as a whole

Calamos Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit2_SupplementTextBlock

CALAMOS ® GROWTH AND INCOME PORTFOLIO

Supplement dated December 19, 2012 to the

Prospectus and Statement of Additional Information

dated April 29, 2012 as previously supplement on August 31, 2012

The Principal Investment Strategies Section on Page 4 of the Prospectus shall be replaced in its entirety as follows:

Principal Investment Strategies

The Portfolio invests primarily in a diversified portfolio of convertible (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from five to ten years. The Portfolio’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser attempts to lower market risk by selecting and investing in securities that it believes will exhibit less volatility and will provide greater capital exposure and more consistent returns than the market as a whole

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in a diversified portfolio of convertible (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from five to ten years. The Portfolio’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser attempts to lower market risk by selecting and investing in securities that it believes will exhibit less volatility and will provide greater capital exposure and more consistent returns than the market as a whole

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS ADVISORS TRUST/IL
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012